Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.61%	0.62%	0.65%
Expected volatility	15.30%	14.53%	19.94%
Risk-free interest rate, lower range	5.81%	7.23%	6.73%
Expected term (in years)	2 years 9 months 25 days	2 years 9 months 10 days	4 years 7 months 28 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.85%	0.65%	0.66%
Expected volatility	20.13%	18.68%	21.65%
Risk-free interest rate, upper range	6.70%	8.31%	7.20%
Expected term (in years)	5 years 5 months 1 day	5 years 1 month 28 days	6 years 21 days